Loss before income tax - Additional Information (Details) € in Millions	1 Months Ended								6 Months Ended
	Aug. 31, 2024 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($) milestone	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2022 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure Of Loss Before Income Tax [Line Items]
Cash payment	$ 6,700,000								$ 6,700,000
Increase in share-based payment expenses	$ 8,300,000								8,300,000
Escalating milestone payments | milestone								6
Pre-launch inventory recognized									24,700,000		$ 19,200,000
Grunenthal
Disclosure Of Loss Before Income Tax [Line Items]
Non-refundable upfront payment received							$ 15,000,000.0
Milestone payment received						$ 2,500,000
Non-refundable upfront payments receivable		$ 17,500,000
Cumulative milestone payments reachable amount		1,000,000,000
Revenue recognized for right of use license of IP									0	$ 0
Grunenthal | Top of Range | Clinical, Manufacturing, Regulatory and Reimbursement Approval
Disclosure Of Loss Before Income Tax [Line Items]
Amount entitled to be received upon reaching product clinical and regulatory milestones and reimbursement targets are achieved		$ 112,500,000
Tasly
Disclosure Of Loss Before Income Tax [Line Items]
Deferred consideration milestone consideration recognized								$ 20,000,000.0
Revenue recognized from up-front payment as deferred consideration					$ 10,000,000.0			10,000,000.0
Receipt on non refundable up-front payment upon reaching product regulatory milestone								$ 25,000,000.0
Tasly | License
Disclosure Of Loss Before Income Tax [Line Items]
Revenue recognized from up-front payment as deferred consideration									0	0
TiGenix NV
Disclosure Of Loss Before Income Tax [Line Items]
Royalty income									$ 100,000	200,000
TiGenix NV | License
Disclosure Of Loss Before Income Tax [Line Items]
Current contract liabilities															$ 5,900,000	€ 5.0
Non-current contract liabilities													$ 5,900,000	€ 5.0
Revenue from contracts with customers			$ 1,200,000	€ 1.0
TiGenix NV | Top of Range | License
Disclosure Of Loss Before Income Tax [Line Items]
Revenue, remaining performance obligation, variable consideration amount | €												€ 9.0
JCR Pharmaceuticals Co. Ltd
Disclosure Of Loss Before Income Tax [Line Items]
Profit sharing, percentage									50.00%
Royalties receivable under sales-based milestones									$ 3,000,000.0	$ 3,200,000